Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2025	$102,169,881	$(5,989,319)	$96,180,562
Improvements, and other vessel costs	14,515	—	14,515
Depreciation	—	(2,688,387)	(2,688,387)
Balance June 30, 2026	$102,184,396	$(8,677,706)	$93,506,690